Quarterly Holdings Report
for
Fidelity® Stock Selector Large Cap Value Fund
October 31, 2024
LCV-NPRT3-1224
1.809080.121
Common Stocks - 98.0%
	Shares	Value ($)
CANADA - 1.1%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Canadian Natural Resources Ltd	108,000	3,672,784
Cenovus Energy Inc	188,900	3,037,649
MEG Energy Corp	2,400	43,868

TOTAL CANADA		6,754,301
FRANCE - 0.9%
Information Technology - 0.9%
IT Services - 0.9%
Capgemini SE	31,963	5,544,968
PORTUGAL - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Galp Energia SGPS SA	126,400	2,154,493
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	22,666	4,318,780
UNITED KINGDOM - 0.3%
Communication Services - 0.3%
Media - 0.3%
WPP PLC	199,400	2,095,878
UNITED STATES - 94.6%
Communication Services - 3.9%
Diversified Telecommunication Services - 1.0%
Verizon Communications Inc	146,939	6,190,540
Entertainment - 0.9%
Walt Disney Co/The	56,126	5,399,321
Interactive Media & Services - 0.2%
Alphabet Inc Class A	7,300	1,249,103
Media - 1.5%
Comcast Corp Class A	201,529	8,800,771
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	8,298	1,851,782
Consumer Discretionary - 6.0%
Automobile Components - 0.3%
Aptiv PLC (a)	32,299	1,835,551
Automobiles - 0.5%
General Motors Co	60,804	3,086,411
Hotels, Restaurants & Leisure - 2.0%
Hilton Worldwide Holdings Inc	26,011	6,108,684
McDonald's Corp	19,756	5,770,925
		11,879,609
Household Durables - 0.5%
Tempur Sealy International Inc	59,812	2,865,593
Specialty Retail - 2.7%
Dick's Sporting Goods Inc	19,710	3,858,233
Lowe's Cos Inc	37,106	9,715,464
Williams-Sonoma Inc	18,893	2,534,118
		16,107,815
TOTAL CONSUMER DISCRETIONARY		35,774,979

Consumer Staples - 7.3%
Beverages - 2.2%
Coca-Cola Co/The	68,129	4,449,505
Coca-Cola Consolidated Inc	1,633	1,835,917
Constellation Brands Inc Class A	8,920	2,072,473
Keurig Dr Pepper Inc	64,949	2,140,070
Monster Beverage Corp (a)	29,995	1,580,136
PepsiCo Inc	5,207	864,778
		12,942,879
Consumer Staples Distribution & Retail - 1.9%
Albertsons Cos Inc	12,300	222,630
Casey's General Stores Inc	1,107	436,180
Target Corp	15,289	2,293,962
Walmart Inc	104,137	8,534,027
		11,486,799
Food Products - 0.7%
Archer-Daniels-Midland Co	11,700	645,957
Bunge Global SA	2,500	210,050
JM Smucker Co	11,681	1,325,910
Mondelez International Inc	30,390	2,081,107
		4,263,024
Household Products - 1.4%
Procter & Gamble Co/The	52,354	8,647,834
Personal Care Products - 0.3%
Estee Lauder Cos Inc/The Class A	3,600	248,183
Kenvue Inc	79,264	1,817,524
		2,065,707
Tobacco - 0.8%
Philip Morris International Inc	34,348	4,557,980
TOTAL CONSUMER STAPLES		43,964,223

Energy - 5.6%
Oil, Gas & Consumable Fuels - 5.6%
Cheniere Energy Inc	14,100	2,698,458
CONSOL Energy Inc	17,500	1,941,100
Exxon Mobil Corp	138,300	16,150,674
Phillips 66	33,200	4,044,424
Shell PLC ADR	59,100	3,992,205
Targa Resources Corp	27,700	4,624,792
		33,451,653
Financials - 22.4%
Banks - 8.3%
Bank of America Corp	215,374	9,006,941
Citigroup Inc	80,052	5,136,937
First Horizon Corp	27,870	482,987
JPMorgan Chase & Co	48,833	10,837,019
KeyCorp	155,261	2,678,252
US Bancorp	167,800	8,106,418
Wells Fargo & Co	200,440	13,012,565
		49,261,119
Capital Markets - 6.5%
Bank of New York Mellon Corp/The	101,962	7,683,857
Blackrock Inc	6,110	5,994,093
Charles Schwab Corp/The	23,200	1,643,256
Intercontinental Exchange Inc	34,271	5,341,821
LPL Financial Holdings Inc	9,861	2,782,577
MarketAxess Holdings Inc	16,534	4,785,270
Morgan Stanley	53,233	6,188,336
State Street Corp	42,400	3,934,720
		38,353,930
Consumer Finance - 0.4%
Discover Financial Services	17,997	2,671,295
Financial Services - 3.2%
Apollo Global Management Inc	20,987	3,006,598
Berkshire Hathaway Inc Class B (a)	8,908	4,016,795
Block Inc Class A (a)	44,131	3,191,554
Corpay Inc (a)	4,257	1,403,618
Fiserv Inc (a)	27,214	5,385,651
PayPal Holdings Inc (a)	13,900	1,102,270
Visa Inc Class A	4,600	1,333,310
		19,439,796
Insurance - 4.0%
Arthur J Gallagher & Co	18,424	5,180,829
Chubb Ltd	29,862	8,434,223
Hartford Financial Services Group Inc/The	75,365	8,323,311
Marsh & McLennan Cos Inc	600	130,944
The Travelers Companies, Inc.	8,900	2,188,866
		24,258,173
TOTAL FINANCIALS		133,984,313

Health Care - 14.9%
Biotechnology - 3.1%
AbbVie Inc	43,200	8,807,184
Gilead Sciences Inc	49,800	4,423,236
Moderna Inc (a)	2,500	135,900
Regeneron Pharmaceuticals Inc (a)	3,390	2,841,498
Vertex Pharmaceuticals Inc (a)	5,000	2,379,900
		18,587,718
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	43,500	4,931,595
Becton Dickinson & Co	18,600	4,344,774
Boston Scientific Corp (a)	78,000	6,553,560
Edwards Lifesciences Corp (a)	9,500	636,595
Medtronic PLC	21,600	1,927,800
Stryker Corp	13,900	4,952,292
		23,346,616
Health Care Providers & Services - 4.0%
Cencora Inc	18,800	4,287,904
Elevance Health Inc	11,200	4,544,512
HCA Healthcare Inc	2,700	968,598
Humana Inc	500	128,915
McKesson Corp	1,000	500,590
Molina Healthcare Inc (a)	5,625	1,806,863
Tenet Healthcare Corp (a)	1,400	217,028
UnitedHealth Group Inc	20,460	11,549,671
		24,004,081
Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific Inc	15,575	8,508,934
Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co	38,200	2,130,414
Johnson & Johnson	58,785	9,397,370
Pfizer Inc	121,700	3,444,110
		14,971,894
TOTAL HEALTH CARE		89,419,243

Industrials - 13.2%
Aerospace & Defense - 3.3%
Boeing Co (a)	8,904	1,329,456
GE Aerospace	33,289	5,718,384
Northrop Grumman Corp	11,369	5,787,049
RTX Corp	22,382	2,707,998
Spirit AeroSystems Holdings Inc Class A (a)(b)	134,400	4,350,528
		19,893,415
Air Freight & Logistics - 0.7%
FedEx Corp	15,705	4,300,814
Construction & Engineering - 1.5%
Fluor Corp (a)	172,200	9,002,616
Electrical Equipment - 0.3%
Emerson Electric Co	16,000	1,732,320
Ground Transportation - 2.9%
Knight-Swift Transportation Holdings Inc	82,300	4,286,184
Norfolk Southern Corp	42,300	10,593,189
U-Haul Holding Co Class N	40,850	2,788,421
		17,667,794
Industrial Conglomerates - 0.3%
3M Co	12,636	1,623,347
Machinery - 3.9%
Allison Transmission Holdings Inc	109,500	11,701,170
Timken Co/The	39,400	3,270,200
Westinghouse Air Brake Technologies Corp	44,676	8,398,194
		23,369,564
Professional Services - 0.3%
Concentrix Corp (b)	45,050	1,915,076
TOTAL INDUSTRIALS		79,504,946

Information Technology - 7.7%
Communications Equipment - 1.8%
Cisco Systems Inc	195,893	10,729,060
Electronic Equipment, Instruments & Components - 1.9%
Crane NXT Co	18,000	976,860
Jabil Inc	35,400	4,357,386
TD SYNNEX Corp	16,100	1,857,135
Teledyne Technologies Inc (a)	4,957	2,257,021
Vontier Corp	45,644	1,692,480
		11,140,882
IT Services - 2.1%
Amdocs Ltd	63,748	5,593,568
Twilio Inc Class A (a)	51,200	4,129,280
VeriSign Inc (a)	16,000	2,829,440
		12,552,288
Software - 1.9%
Dropbox Inc Class A (a)	142,700	3,688,795
Gen Digital Inc	19,887	578,911
Salesforce Inc	12,000	3,496,440
Zoom Video Communications Inc Class A (a)	50,500	3,774,370
		11,538,516
Technology Hardware, Storage & Peripherals - 0.0%
HP Inc	10,500	372,959
TOTAL INFORMATION TECHNOLOGY		46,333,705

Materials - 4.1%
Chemicals - 1.7%
Chemours Co/The	113,398	2,059,308
Corteva Inc	61,588	3,751,941
Olin Corp	55,536	2,278,642
Westlake Corp	13,927	1,837,528
		9,927,419
Construction Materials - 0.5%
CRH PLC	35,000	3,340,050
Containers & Packaging - 1.9%
Berry Global Group Inc	38,399	2,705,210
International Paper Co	61,706	3,427,151
O-I Glass Inc (a)	161,867	1,798,342
Smurfit WestRock PLC	67,220	3,461,830
		11,392,533
Metals & Mining - 0.0%
Arch Resources Inc Class A	1,700	249,492
TOTAL MATERIALS		24,909,494

Real Estate - 4.6%
Health Care REITs - 0.8%
Welltower Inc	36,685	4,948,073
Industrial REITs - 0.5%
Prologis Inc	25,384	2,866,869
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (a)	19,563	2,562,166
Residential REITs - 1.0%
Invitation Homes Inc	114,599	3,599,555
Mid-America Apartment Communities Inc	8,413	1,273,223
Sun Communities Inc	10,300	1,366,604
		6,239,382
Retail REITs - 0.3%
Curbline Properties Corp	34,662	784,401
NNN REIT Inc	22,500	977,400
SITE Centers Corp	7,331	116,929
		1,878,730
Specialized REITs - 1.6%
American Tower Corp	10,308	2,201,170
CubeSmart	68,185	3,261,970
Equinix Inc	4,302	3,906,561
		9,369,701
TOTAL REAL ESTATE		27,864,921

Utilities - 4.9%
Electric Utilities - 2.8%
American Electric Power Co Inc	27,951	2,760,161
Constellation Energy Corp	16,786	4,414,047
Edison International	37,067	3,054,321
FirstEnergy Corp	64,764	2,709,078
PG&E Corp	185,677	3,754,389
		16,691,996
Independent Power and Renewable Electricity Producers - 1.2%
AES Corp/The	186,922	3,082,344
Vistra Corp	32,849	4,104,811
		7,187,155
Multi-Utilities - 0.9%
CenterPoint Energy Inc	77,500	2,288,575
Sempra	37,703	3,143,299
		5,431,874
TOTAL UTILITIES		29,311,025

TOTAL UNITED STATES		568,010,019
TOTAL COMMON STOCKS (Cost $457,379,064)		588,878,439

Domestic Equity Funds - 0.6%
	Shares	Value ($)
iShares Russell 1000 Value ETF (Cost $3,309,645)	18,400	3,453,312

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.87	9,140,868	9,142,696
Fidelity Securities Lending Cash Central Fund (c)(d)	4.87	3,712,129	3,712,500
TOTAL MONEY MARKET FUNDS (Cost $12,855,120)			12,855,196

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $473,543,829)	605,186,947
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(4,504,505)
NET ASSETS - 100.0%	600,682,442

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	6,429,489	93,116,122	90,402,967	347,282	52	-	9,142,696	0.0%
Fidelity Securities Lending Cash Central Fund	5,404,950	37,226,077	38,918,527	1,408	-	-	3,712,500	0.0%
Total	11,834,439	130,342,199	129,321,494	348,690	52	-	12,855,196

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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